PROJECT ASSETS, NET (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2019 Plant	Dec. 31, 2016 project
Number of Solar Projects Obtained In Exchange of Receivables | project												2
Proceeds from Sale of Equity Method Investments			¥ 28,634	$ 4,383			€ 2,636,291	¥ 28,634
Equity Method Investment, Realized Gain (Loss) on Disposal					¥ 19,900,000	$ 2,900,000		9,425,366
Equity Method Investment, Amount Sold					¥ 99,800,000			58,854,599	¥ 996,420,932
Number of solar power plants held for sale | Plant					2						2
Revenues					¥ 29,746,287,759	4,272,786,888		25,042,613,341		¥ 26,472,943,454
Cost of Revenue					24,314,602,138	$ 3,492,574,067		21,528,868,419		¥ 23,481,375,053
Project Assets Completed					747,152,262			879,954,662
Project Asset, External Sales					1,007,302,819			1,710,954,613
Electricity, Generation [Member] | Capitalized Project Costs [Member]
Revenues					¥ 62,459,588			16,524,568
Sale Of Projects [Member] | ASC 606 [Member]
Revenues		¥ 93,451,309						93,451,309
Cost of Revenue		69,133,413						¥ 69,133,413
Tirli [Member]
Proceeds from Sale of Equity Method Investments | €	€ 2,636,291
Equity Method Investment, Realized Gain (Loss) on Disposal		¥ 9,425,365